Pension and Other Postretirement Benefits, Pension Multiemployer Plans (Details) (Pensionskasse der BASF WaG V. VaG [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Pensionskasse der BASF WaG V. VaG [Member]
Multiemployer Plans [Line Items]
Plan contributions	$ 8	[1]	$ 7	[1]	$ 7	[1]
Multiemployer Plans, Plan Assets			7,287		7,850
Actuarial present value of accumulated plan benefits			7,423		7,383
Total contributions for all participating employers			$ 202		$ 203
Multiemployer Plans, Period Contributions, Significance of Contributions	false		false		false

[1]	The plan information for the Pensionskasse der BASF WaG V.VaG is not publicly available and the plan is not subject to a collective-bargaining agreement. The plan provides fixed, monthly retirement payments on the basis of the credits earned by the participating employees. To the extent that the plan is underfunded, the future contributions to the plan may increase and may be used to fund retirement benefits for employees related to other employers. The Pensionskasse der BASF WaG V.VaG’s financial statements for the years ended December 31, 2011 and 2010 indicated total assets of $7,287 million and $7,850 million, respectively; total actuarial present value of accumulated plan benefits of $7,423 million and $7,383 million, respectively; and total contributions for all participating employers of $202 million and $203 million, respectively. Our plan contributions did not exceed 5 percent of the total contributions in 2012, 2011, or 2010.